Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Geographic Areas	Revenues are attributed to geographic areas:
	Year ended December 31,
	2023	2022	2021
	USD in thousands

America	3,863	5,422	6,402
Europe	6,145	437	107
	10,008	5,859	6,509